Notes Payable - Schedule Notes Payable (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Debt instrument maturity Date	Aug. 31, 2024
Secured Variable Rate One Month Libor Plus Three Percent At The End Of Each Month [member]
Debt Instrument [Line Items]
Long term debt, basis spread on variable rate	3.00%
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument principal payment	$ 19.0
Equity interest on secure debt	$ 20.0